REVENUE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / pound	Dec. 31, 2016 USD ($) $ / pound $ / ounce
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Percentage of composition of principal product (as percent)	90.00%
Provisional pricing gain (loss)	$ 1	$ 0
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / ounce		1,152
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Provisional pricing gain (loss)	$ 46	$ (22)
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / pound	3.29	2.51